Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000131942 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000131942 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131942 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131942 | Caterpillar
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131942 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131942 | Renesas Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131942 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131942 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131942 | Deere
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131942 | Parker-Hannifin
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131942 | Industrial Machinery
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000131942 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000131942 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131942 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000131942 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000131942 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131942 | Construction & Farm Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000131942 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000131942 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000190555 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000190555 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190555 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190555 | Caterpillar
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190555 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190555 | Renesas Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190555 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190555 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190555 | Deere
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190555 | Parker-Hannifin
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190555 | Industrial Machinery
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000190555 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000190555 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000190555 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000190555 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000190555 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000190555 | Construction & Farm Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000190555 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000190555 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	14.30%